SA Franklin Small Company Value Portfolio Investment Strategy - SA Franklin Small Company Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies. The equity securities in which the Portfolio may invest include common stocks, preferred stocks and convertible securities. The Portfolio generally invests in equity securities that the subadviser believes are currently undervalued and have the potential for capital appreciation. In choosing investments that are undervalued, the subadviser focuses on companies that have stock prices that are low relative to current or historical or future earnings, book value, cash flow or sales; recent sharp price declines but have the potential for good long-term earnings prospects, in the subadviser’s opinion; and/or valuable intangibles not reflected in the stock price, such as franchises, distribution networks, or market share for particular products or services, underused or understated assets or cash, or patents or trademarks. The subadviser employs a bottom-up stock selection process and the subadviser invests in securities without regard to benchmark comparisons. The types of companies the Portfolio may invest in include, among other things, those that may be considered out of favor due to actual or perceived cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or undermanagement, or are financially stressed. Environmental, social and governance (ESG) related assessments of companies may also be considered. The subadviser does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The Portfolio may also invest in foreign securities (up to 15% of net assets) and real estate investment trusts (“REITs”) (up to 15% of net assets). The Portfolio, from time to time, may have significant positions in particular sectors, such as financial services companies, industrials, consumer discretionary and technology.